ASAP III

American Skandia Life

Assurance Corporation

A Prudential Financial Company

One Corporate Drive

P.O. Box 883

Shelton, CT 06484-0883

Telephone (203) 926-1888

Fax (203) 925-6932

Writer’s Phone (203) 944-5477

February 9, 2006

Securities and Exchange Commission

450 F Street, N.E.

Washington, D.C. 20549

VIA EDGAR SUBMISSION

Re:	Post-Effective Amendment No. 12 to Registration Statement on Form N-4 filed by American
Skandia Life Assurance Corporation (“American Skandia”), Depositor, and American Skandia
Separate Account B, Registrant
Registration No. 333-96577
Investment Company Act No. 811-5438
CIK # 826734

Dear Sir/Madam:

We are filing via Edgar, a Post-Effective Amendment to the Registration Statement, as described above, pursuant to Rule 485(b).

Thank you for your attention to this matter. If there are questions regarding the filing, please call the undersigned at (203) 944-5477 or 1-800-628-6039, extension 45477.

Very truly yours,

/s/ Laura K. Kealey

Laura K. Kealey, Esq.

cc:	Robert S. Lamont